May 01, 2016

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 31, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2016, OF

WESTERN ASSET CORPORATE BOND FUND

Effective March 31, 2017, the following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to implement expense limitations on Class A, Class C1, Class I and Class P shares and to disclose lower expense limitations for Class C and Class IS shares of the fund:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1]	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[2]	None[3]	1.00	1.00	None	None	None	None	None
Small account fee[4]	$15	$15	$15	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Management fees	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None	0.50
Other expenses	0.27	0.18	0.28	0.28[5]	0.28[5]	0.19	0.08[5]	0.17
Total annual fund operating expenses	1.02	1.68	1.48	1.03	1.28	0.69	0.58	1.17
Fees waived and/or expenses reimbursed[6]	(0.07)	—	(0.08)	(0.08)	(0.03)	(0.04)	(0.03)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95	1.68	1.40	0.95	1.25	0.65	0.55	1.17

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Maximum deferred sales charge (load) may be reduced over time.

[3]
You may buy Class A shares in amounts of $1,000,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[4]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[5]	“Other expenses” for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[6]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.95% for Class FI shares, 1.25% for Class R shares, 0.65% for Class I shares, 0.55% for Class IS shares and 1.20% for Class P shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’s total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	518	730	959	1,615
Class C (with redemption at end of period)	271	529	912	1,987
Class C (without redemption at end of period)	171	529	912	1,987
Class C1 (with redemption at end of period)	243	461	801	1,762
Class C1 (without redemption at end of period	143	461	801	1,762
Class FI (with or without redemption at end of period)	97	320	561	1,253
Class R (with or without redemption at end of period)	127	402	699	1,542
Class I (with or without redemption at end of period)	66	217	380	855
Class IS (with or without redemption at end of period)	56	183	321	724
Class P (with or without redemption at end of period	119	372	644	1,420